Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements
Fair Value Measurements

(22) Fair Value Measurements

        The following table illustrates the Company's financial assets and liabilities measured at fair value in the consolidated balance sheets. Recognized gains and losses are recorded in other income, net on the Company's consolidated statements of income. During the year ended December 31, 2011, there were no transfers of financial assets or liabilities between levels within the fair value hierarchy.

        The financial assets and liabilities carried at fair value on a recurring basis at December 31, 2011 are as follows (in thousands):

Financial assets and liabilities	Fair Value	Level 1	Level 2	Level 3
Marketable equity securities	$17,053	$17,053	$—	$—
Interest-rate swap liabilities(1)	(12,123)	—	(12,123)	—
Warrants(1)	1,334	—	—	1,334

	$6,264	$17,053	$(12,123)	$1,334

(1)
Interest rate swap and common stock warrant values are determined based on observable and unobservable market assumptions using standardized derivative pricing models.